Segment reporting (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of segment reporting [Abstract]
Disclosure of operating segments [text block]
The Group’s operating segment information for the years ended March 31, 2021, 2020 and 2019, are presented below:

Year ended March 31, 2021

		Data Center-centric IT services
	Network-	Data	Cloud and	Technology	Applications
	centric	Center	Managed	Integration	Integration	Total	Total
	Services	Services	Services	Services	Services	(B)=	(C) =
	(A)	(i)	(ii)	(iii)	(iv)	(i)+(ii)+(iii)+(iv)	(A)+(B)
Segment revenue	11,760,182	5,540,937	1,947,038	3,610,407	1,460,978	12,559,360	24,319,542
Allocated segment expenses	(8,317,800)	(2,846,826)	(1,650,154)	(3,445,222)	(1,744,432)	(9,686,634)	(18,004,434)
Segment operating income / (loss)	3,442,382	2,694,111	296,884	165,185	(283,454)	2,872,726	6,315,108
Unallocated expenses:
Selling, general and administrative expenses							(1,244,856)
Depreciation and amortization							(2,835,632)
Other income / (expense), net							155,993
Finance income							172,319
Finance expenses							(962,656)
Profit / (loss) before tax							1,600,276
Income tax (expense) / benefit							(68,414)
Profit / (loss) for the year							1,531,862

From the fiscal year 2021-2022, our operating segment would be re-classified as Network Services, Data Center Services and Digital Services. The Digital Services will comprise of Network Managed Services, Cloud Managed Services, Technology Integration Services and Applications Integration Services. This re-alignment is pursuant to internal re-organisation of business by transferring businesses to wholly owned subsidiaries viz., Data Center business to Sify Infinit Spaces Limited and Network Managed Services, Cloud Managed Services, Technology Integration Services and Applications Integration Services businesses to Sify Digital Services Limited. This re-organisation would bring in appropriate performance measurement indicators for these businesses which have diverse asset capitalization, long term funding requirements, working capital requirements and regulatory requirements.

Year ended March 31, 2020

		Data Center-centric IT services
	Network-	Data	Cloud and	Technology	Applications
	centric	Center	Managed	Integration	Integration	Total	Total
	Services	Services	Services	Services	Services	(B)=	(C) =
	(A)	(i)	(ii)	(iii)	(iv)	(i)+(ii)+(iii)+(iv)	(A)+(B)
Segment revenue	12,676,990	3,823,690	1,594,335	3,037,861	1,819,191	10,275,077	22,952,067
Allocated segment expenses	(9,493,900)	(2,076,043)	(1,550,412)	(2,854,222)	(1,643,588)	(8,124,265)	(17,618,165)
Segment operating income / (loss)	3,183,090	1,747,647	43,923	183,639	175,603	2,150,812	5,333,902
Unallocated expenses:
Selling, general and administrative expenses							(1,260,308)
Depreciation and amortization							(2,290,777)
Other income / (expense), net							97,155
Finance income							193,877
Finance expenses							(1,054,133)
Profit / (loss) before tax							1,019,716
Income tax (expense) / benefit							(314,339)
Profit / (loss) for the year							705,377

Year ended March 31, 2019

		Data Center-centric IT services
	Network-	Data	Cloud and	Technology	Applications
	centric	Center	Managed	Integration	Integration	Total	Total
	Services	Services	Services	Services	Services	(B)=	(C) =
	(A)	(i)	(ii)	(iii)	(iv)	(i)+(ii)+(iii)+(iv)	(A)+(B)
Segment revenue	11,601,041	3,144,900	1,474,099	3,486,942	1,839,903	9,945,844	21,546,885
Allocated segment expenses	(8,991,908)	(2,015,123)	(1,227,540)	(3,241,351)	(1,930,673)	(8,414,687)	(17,406,595)
Segment operating income / (loss)	2,609,133	1,129,777	246,559	245,591	(90,770)	1,531,157	4,140,290
Unallocated expenses:
Selling, general and administrative expenses							(1,070,249)
Depreciation and amortization							(1,533,912)
Other income / (expense), net							217,216
Finance income							46,314
Finance expenses							(728,344)
Profit / (loss) before tax							1,071,315
Income tax (expense) / benefit							(2,612)
Profit / (loss) for the year							1,068,703

*The Chief Operating Decision Maker (CODM) has evaluated and grouped Data Center services, cloud and managed services, technology integration services and applications integration services into Data Center and IT services. There are no changes in the components of Network service segment. Accordingly, the segment information has been presented.

Disclosure of geographical areas [text block]
The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

		Rest of the
Description	India	world	Total
Revenues
Year ended March 31, 2021	20,292,816	4,026,726	24,319,542
Year ended March 31, 2020	17,808,889	5,143,178	22,952,067
Year ended March 31, 2019	16,879,558	4,667,327	21,546,885